NOTE 8. RELATED PARTIES TRANSACTIONS (Details Narrative) - USD ($)	3 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017
General and Administrative Expenses Paid	$ 94,796	$ 110,235
Compensation expenses	25,000
Deferred revenue	1,504,387		$ 1,254,387
ATI Services Agreements [Member]
Revenues	125,000	125,000
Yilaime Lease Agreement [Member]
General and Administrative Expenses Paid	7,500	7,500
AXP Holding [Member]
Compensation expenses	30,204	14,765
Prepayments	52,264		98,424
Employment Agreements [Member]
General and Administrative Expenses Paid	25,000	25,000
Deferred compensation	325,000		350,000
Commissions and Fees [Member]
General and Administrative Expenses Paid	0	$ 1,500
ATI [Member]
Account receivables, net	469,441		349,642
Yilaime [Member]
Account receivables, net	1,277,651		1,046,560
Deferred revenue	1,504,387		1,254,387
Anhui Ao De Xin [Member]
Accounts payable	$ 13,712		$ 23,712